Supplement to the
Fidelity® Growth Strategies Fund
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Jean Park (portfolio manager) has managed the fund since August 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

The following information replaces the biographical information found in the "Fund Management" section on page 22.

Jean Park is portfolio manager of the fund, which she has managed since August 2013. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

FEG-13-03  August 16, 2013
1.708161.124

Supplement to the
Fidelity® Growth Strategies Fund
Class K
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Jean Park (portfolio manager) has managed the fund since August 2013.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
FEG-K-13-03  August 16, 2013
1.885715.107

The following information replaces the biographical information found in the "Fund Management" section on page 19.

Jean Park is portfolio manager of the fund, which she has managed since August 2013. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.